Discontinued Operations - Sale of BTS Business Segment	6 Months Ended
Jun. 30, 2026
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operations - Sale of BTS Business Segment

Note 2 Discontinued Operations - Sale of BTS Business Segment

During the half-year ended June 30, 2026, NOVONIX Limited completed the disposal of NOVONIX Battery Technology Solutions, Inc. (“BTS”). The disposal of the BTS division reflects NOVONIX’s disciplined strategy of building a vertically integrated synthetic graphite supply chain in North America and, accordingly, the results of BTS have been classified as discontinued operations in accordance with AASB 5 Non-current Assets Held for Sale and Discontinued Operations.

The key deal terms of the sale were as follows:

•
Share equity sale of the BTS business including all associated liabilities and assets.
•
Transaction price of $1.00.
•
NOVONIX to receive a 15% equity stake in the cathode business, which will operate under Dryve Battery Materials Inc.
•
Cash balance at BTS as of Close is to be $2 million, subject to agreed adjustments.
•
NOVONIX will provide certain transition services and will grant Buyer a trademark license through December 31, 2026.

The results of the discontinued operations for the half-year are set out below:

	Half-year ended June, 30 2026	Half-year ended June, 30 2025

Revenue	$1,320,309	$3,661,934
Expenses	(2,505,715)	(2,674,520)
(Loss)/profit before income tax	(1,185,406)	987,414
Income tax expense/(benefit)	-	-
(Loss)/profit after income tax from discontinued operations before disposal	(1,185,406)	987,414
Profit on disposal of discontinued operations	134,302	-
Income tax benefit attributable to disposal	-	-
(Loss)/profit from discontinued operations, net of tax	$(1,051,104)	$987,414

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 2 Discontinued Operations- Sale of BTS Business Segment (continued)

Disposal of NOVONIX Battery Technology Solutions, Inc.

The disposal of BTS was completed on April 30, 2026 for consideration of $1. The loss on disposal was determined as follows:

April 30, 2026

Cash consideration received/receivable	$-
Less: net assets disposed	(953,619)
Less/add: FCTR recycled	1,087,921
Gain on disposal before income tax	134,302
Income tax benefit	-
Gain on disposal after income tax	$134,302

The net cash flows attributable to the discontinued operations were as follows:

	Half-year ended June 30, 2026	Half-year ended June 30, 2025

Net cash flows from operating activities	$(1,963,359)	$(3,069,232)
Net cash flows from investing activities	(2,279,771)	(60,682)
Net cash flows from financing activities	(619,552)	(396,048)
Net increase/(decrease) in cash from discontinued operations	$(4,862,682)	$(3,525,962)

The comparative Consolidated Statement of Profit or Loss and Other Comprehensive Income has been re-presented to classify the results of BTS as discontinued operations.